Unaudited Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 3,559,399	$ 985,418
Restricted cash		345,010	610,376
Trade accounts receivable, net		2,013,023	715,097
Other receivables		1,866,624	1,570,506
Inventories		1,662,422	1,889,164
Prepaid expenses		244,315	526,531
Total current assets		9,690,793	6,297,092
Long-term assets:
Vessels, net		98,458,447	116,230,333
Restricted cash		2,433,768	4,334,267
Total assets		110,583,008	126,861,692
Current liabilities
Long-term bank loans, current portion		20,645,320	12,295,320
Related party loan, current		2,500,000	5,000,000
Trade accounts payable		2,854,377	3,899,967
Accrued expenses		1,300,420	1,725,321
Accrued preferred dividends		168,676	161,315
Deferred revenues		949,364	973,774
Due to related company		24,072	795,562
Derivative		203,553
Total current liabilities		28,645,782	24,851,259
Long-term liabilities
Long-term bank loans, net of current portion		46,220,028	72,187,785
Derivative		362,195
Fair value of below market time charters acquired			1,714,370
Total long-term liabilities		46,582,223	73,902,155
Total liabilities		75,228,005	98,753,414
Commitments and contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 shares authorized, 8,000 and 8,365 issued and outstanding, respectively)		8,019,636	7,654,577
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 5,600,259 and 6,708,946 issued and outstanding)		201,268	168,008
Additional paid-in capital		257,467,980	253,967,708
Accumulated deficit		(230,333,881)	(233,682,015)
Total shareholders’ equity	[1]	27,335,367	20,453,701
Total liabilities, mezzanine equity and shareholders’ equity		$ 110,583,008	$ 126,861,692

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.